(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	R$ 961,134	R$ 833,276
Escrow Deposits	839,990	550,072
Tax [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	347,291	288,389
Escrow Deposits	619,077	325,481
Others [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	98,196	85,971
Escrow Deposits	1,620	229
Labor Various [Member] | Labor [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	224,258	222,001
Escrow Deposits	122,194	110,147
Civil Various [Member] | Civil [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	291,388	236,915
Escrow Deposits	97,100	114,214
Tax FINSOCIAL [Member] | Tax [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	33,473	32,372
Escrow Deposits	95,903	90,951
Tax Income Tax [Member] | Tax [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	150,020	142,790
Escrow Deposits	382,884	150,439
Tax Others [Member] | Tax [Member]
Statement Line Items [Line Items]
Provision for tax, civil and labor risks	163,798	113,227
Escrow Deposits	R$ 140,289	R$ 84,091